General (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Date of incorporation	Jul. 31, 2013
Date of commenced operations	Feb. 02, 2014
Cash and cash equivalents	$ 4,652	$ 2,861
Restricted cash	121	117
Short-term deposits	3,496	2,253
Marketable securities debt	7,200
Profit loss	8,000	6,900	$ 17,900
Retained earnings accumulated deficit	$ 200,469	$ 192,952